Inventory	6 Months Ended
Mar. 31, 2024
Inventory
Inventory

Note 4 – Inventory

Inventory consisted of the following:

	March 31,	September 30,
	2024	2023
	(unaudited)
Raw materials	$2,633,372	$1,619,534
Finished goods	1,402,063	1,224,555
Sub-total	4,035,435	2,844,089
Less: allowance for inventory	(4,690)	(188,856)
Total	$4,030,745	$2,655,233

The movement of allowance for inventory was as follows:

	March 31,	September 30,
	2024	2023
	(unaudited)
Balance as of beginning of period	$188,856	-
Addition	-	195,355
Reversal	(186,505)	-
Translation adjustments	2,339	6,499
Balance as of end of period	$4,690	$188,856